Restricted cash and restricted time deposit (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Restricted cash and restricted time deposit
Restricted cash	$ 632,573	¥ 4,391,955	¥ 2,114,913